COSTS AND EXPENSES BY NATURE (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Material income and expense [abstract]
Bank loan interest	$ 347,551	$ 352,405	$ 331,511
Financial leases	37,522	32,573	42,855
Other financial instruments	8,213	31,358	38,991
Total	$ 393,286	$ 416,336	$ 413,357